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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: __________
This Amendment (Check only one.):      [_]  is a restatement.
                                       [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Minneapolis Portfolio Management Group, LLC
Address:  80 South 8/th/ Street
          Suite 1902
          Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harrison T. Grodnick
Title:    Chief Operating Officer
Phone:    (612) 334-2000

Signature, Place, and Date of Signing:

/s/ Harrison T. Grodnick        Minneapolis, Minnesota        May 13, 2009
----------------------------    --------------------------    ----------------
[Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $434,200
                                           (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
                                                                                                              VOTING AUTHORITY
                                                              VALUE                INVESTMENT     OTHER    ---------------------
NAME OF ISSUER                TITLE OF CLASS      CUSIP     (x $1,000)   SHARES    DISCRETION    MANAGER     SOLE     SHARED NONE
--------------               -----------------  ----------  ----------  ---------  -----------  ---------  ---------  ------ ----
3M CO                        COM                 88579Y101       21790     438244     SOLE         N/A        438244
ARCHER DANIELS MIDLAND CO    COM                 039483102       29493    1061660     SOLE         N/A       1061660
BARRICK GOLD CORP            COM                 067901108        9499     293004     SOLE         N/A        293004
BRUSH ENGINEERED MATLS INC   COM                 117421107       15780    1137696     SOLE         N/A       1137696
CEMEX SAB DE CV              SPON ADR NEW        151290889        9513    1522155     SOLE         N/A       1522155
CHESAPEAKE ENERGY CORP       COM                 165167107       19409    1137690     SOLE         N/A       1137690
DAKTRONICS INC               COM                 234264109        3655     557958     SOLE         N/A        557958
DYNEGY INC DEL               CL A                26817G102        2949    2091245     SOLE         N/A       2091245
ENCANA CORP                  COM                 292505104       20751     510986     SOLE         N/A        510986
GOLDCORP INC NEW             COM                 380956409       39395    1182332     SOLE         N/A       1182332
INGERSOLL-RAND COMPANY LTD   CL A                G4776G101        9983     723417     SOLE         N/A        723417
ITT CORP NEW                 COM                 450911102       19305     501831     SOLE         N/A        501831
KRAFT FOODS INC              CL A                50075N104       23435    1051365     SOLE         N/A       1051365
MDU RES GROUP INC            COM                 552690109       16302    1010042     SOLE         N/A       1010042
NEWMONT MINING CORP          COM                 651639106       26613     594567     SOLE         N/A        594567
PRIDE INTL INC DEL           COM                 74153Q102       18262    1015676     SOLE         N/A       1015676
REGIS CORP MINN              COM                 758932107       10147     702203     SOLE         N/A        702203
SIEMENS A G                  SPONSORED ADR       826197501       21809     382820     SOLE         N/A        382820
SONY CORP                    ADR NEW             835699307       11485     556734     SOLE         N/A        556734
TEREX CORP NEW               COM                 880779103       11007    1189986     SOLE         N/A       1189986
URS CORP NEW                 COM                 903236107       28781     712223     SOLE         N/A        712223
WABTEC CORP                  COM                 929740108       17859     676988     SOLE         N/A        676988
DU PONT E I DE NEMOURS & CO  COM                 263534109        9909     443775     SOLE         N/A        443775
UNILEVER PLC                 SPON ADR NEW        904767704       13173     695880     SOLE         N/A        695880
POTASH CORP OF SASK INC      COM                 73755L107       13378     165550     SOLE         N/A        165550
T C F FINANCIAL CORP         COM                 872275102       10472     890444     SOLE         N/A        890444
NORTHSTAR RLTY FIN           COM                 66704R100          46      20000     SOLE         N/A         20000
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